LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 CNY (¥) subsidiary	Dec. 31, 2016 CNY (¥) subsidiary	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) subsidiary	Dec. 31, 2009 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($) subsidiary	Sep. 30, 2016 CNY (¥) subsidiary	Dec. 31, 2014 CNY (¥)
Secured long-term loans and borrowings
Secured long-term loans and borrowings	¥ 3,620,053				¥ 1,898,377	¥ 3,620,053	¥ 1,898,377
Outstanding loans (net of debt issuance costs)	3,787,303				1,898,377	3,787,303	1,898,377
Debt issuance costs	134,395				74,246	134,395	74,246
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company	0				9,500	0	9,500
Accounts receivable
Secured long-term loans and borrowings
Assets pledged	136,043				87,347	136,043	87,347
Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	698,922				512,566	698,922	512,566
Prepaid land use rights
Secured long-term loans and borrowings
Assets pledged	6,091				20,735	6,091	20,735
Subsidiary A | Entrusted credit facility with the local government
Secured long-term loans and borrowings
Term of loan								13 years
Principal amount of credit facility								¥ 322,000
Outstanding loan amount	161,000				189,179	¥ 161,000	¥ 189,179
Effective interest rate (as a percent)						4.90%	4.90%
Subsidiary A | Entrusted credit facility with the local government | Prepaid land use rights
Secured long-term loans and borrowings
Assets pledged	6,091				6,235	¥ 6,091	¥ 6,235
Subsidiary B | Credit facility with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility												¥ 200,000
Outstanding loan amount					199,600		¥ 199,600
Effective interest rate (as a percent)							18.00%
Subsidiary B | Credit facility with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged					13,367		¥ 13,367
Two Subsidiaries, A | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility											¥ 1,135,000
Outstanding loans (net of debt issuance costs)	1,024,533				866,983	1,024,533	866,983
Number of subsidiaries entered into loan facilities | subsidiary											2
Early repayment if STT Communications Ltd. ceases to directly or indirectly own, the percentage of equity interests of STT GDC Pte. Ltd.											50.10%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company prior to an initial public offering (IPO)											40.00%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company after an initial public offering (IPO)											30.00%
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries											100.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount											¥ 50,000
Two Subsidiaries, A | Loan facilities with third party banks | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in certain entities											99.90%
Two Subsidiaries, A | Loan facilities with third party banks | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	35,185				8,185	35,185	8,185
Two Subsidiaries, A | Loan facilities with third party banks | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	92,102				110,831	92,102	110,831
Two Subsidiaries, A | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	45,500				12,629	¥ 45,500	¥ 12,629
Effective interest rate (as a percent)						5.66%	5.66%
Two Subsidiaries, A | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	979,033				854,354	¥ 979,033	¥ 854,354
Two Subsidiaries, A | Long term loans | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)						7.05%	7.02%
Two Subsidiaries, A | Long term loans | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)						7.11%	7.34%
Subsidiary E | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility											¥ 220,000
Outstanding loans (net of debt issuance costs)	196,708				137,334	¥ 196,708	¥ 137,334
Financial covenants, fails to repay any financial indebtedness in an aggregate amount											¥ 50,000
Subsidiary E | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	25,368				30,110	25,368	30,110
Subsidiary E | Facility Agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	80,124				85,765	80,124	85,765
Subsidiary E | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	9,190				12,611	¥ 9,190	¥ 12,611
Effective interest rate (as a percent)						5.87%	5.87%
Subsidiary E | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	187,518				124,723	¥ 187,518	¥ 124,723
Effective interest rate (as a percent)						7.24%	7.63%
Subsidiary G | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility					310,000		¥ 310,000
Outstanding loans (net of debt issuance costs)					106,510		106,510
Subsidiary G | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged					2,466		2,466
Subsidiary G | Facility Agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged					138,941		138,941
Subsidiary G | Facility Agreement with a third party bank | Prepaid land use rights
Secured long-term loans and borrowings
Assets pledged					14,500		14,500
Subsidiary G | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount					¥ 537		537
Effective interest rate (as a percent)					5.66%
Subsidiary G | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)					¥ 105,973		105,973
Effective interest rate (as a percent)					6.32%
Subsidiary H | Secured long-term loans and borrowings
Secured long-term loans and borrowings
Outstanding loan amount					¥ 9,500		9,500
Effective interest rate (as a percent)					5.39%
Subsidiary H | Secured long-term loans and borrowings | Property and equipment, net | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Assets pledged					¥ 23,376		23,376
Two Subsidiaries, B | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility | $										$ 45,000
Outstanding loans (net of debt issuance costs)	288,872					¥ 288,872
Effective interest rate (as a percent)						6.48%
Number of subsidiaries entered into loan facilities | subsidiary										2
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries										100.00%
Subsidiary I | Project loan facility agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility									¥ 644,000
Outstanding loans (net of debt issuance costs)	456,706					¥ 456,706
Early repayment if cease to own and control percentage of the equity interest in certain entities									100.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount									¥ 50,000
Early repayment if STT GDC PTe. Ltd. ceases to own and control, directly or indirectly, the percentage of equity interest in the Company									25.00%
Early repayment if STT GDC PTe. Ltd. power to cast, or control the casting of voting in meeting, the percentage of equity interest in the Company									25.00%
Subsidiary I | Project loan facility agreement with a third party bank | GDS Beijing
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries									100.00%
Subsidiary I | Project loan facility agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	14,831					14,831
Subsidiary I | Project loan facility agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	94,390					94,390
Subsidiary I | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	22,473					¥ 22,473
Effective interest rate (as a percent)						6.30%
Subsidiary I | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	434,233					¥ 434,233
Effective interest rate (as a percent)						6.82%
Two Subsidiaries, C | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan				5 years
Principal amount of credit facility				¥ 570,000
Outstanding loans (net of debt issuance costs)	511,017					¥ 511,017
Number of subsidiaries entered into loan facilities | subsidiary				2
Early repayment if cease to own and control percentage of the equity interest in certain entities				100.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount				¥ 50,000
Early repayment if STT GDC PTe. Ltd. ceases to own and control, directly or indirectly, the percentage of equity interest in the Company				25.00%
Early repayment if STT GDC PTe. Ltd. power to cast, or control the casting of voting in meeting, the percentage of equity interest in the Company				25.00%
Two Subsidiaries, C | Facility Agreement with a third party bank | GDS Management Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in certain entities				100.00%
Two Subsidiaries, C | Facility Agreement with a third party bank | GDS Beijing
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in certain entities				100.00%
Two Subsidiaries, C | Facility Agreement with a third party bank | Beijing Hengpu'an Data Technology Development Co., Ltd.
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in certain entities				100.00%
Two Subsidiaries, C | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	17,649					17,649
Two Subsidiaries, C | Facility Agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	248,377					248,377
Two Subsidiaries, C | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	20,000					¥ 20,000
Two Subsidiaries, C | Short term working capital loan | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)						5.66%
Two Subsidiaries, C | Short term working capital loan | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)						6.30%
Two Subsidiaries, C | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	491,017					¥ 491,017
Two Subsidiaries, C | Long term loans | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)						6.26%
Two Subsidiaries, C | Long term loans | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)						7.13%
Two Subsidiaries , D | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility					650,000		650,000
Outstanding loans (net of debt issuance costs)					¥ 415,048		¥ 415,048
Number of subsidiaries entered into loan facilities | subsidiary					2		2
Two Subsidiaries , D | Loan facilities with third party banks | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)							7.72%
Two Subsidiaries , D | Loan facilities with third party banks | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)							7.82%
Two Subsidiaries , D | Loan facilities with third party banks | Accounts receivable
Secured long-term loans and borrowings
Assets pledged					¥ 13,305		¥ 13,305
Two Subsidiaries , D | Loan facilities with third party banks | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged					¥ 153,653		¥ 153,653
Subsidiary J | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan			42 months
Principal amount of credit facility | $			$ 25,000
Outstanding loans (net of debt issuance costs)	159,941					¥ 159,941
Effective interest rate (as a percent)						6.87%
Early repayment if STT Communications Ltd. ceases to directly or indirectly own, the percentage of equity interests of STT GDC Pte. Ltd.			50.10%
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries			100.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount | $			$ 4,500
Early repayment if STT GDC PTe. Ltd. ceases to own and control, directly or indirectly, the percentage of equity interest in the Company			25.00%
Early repayment if STT GDC PTe. Ltd. power to cast, or control the casting of voting in meeting, the percentage of equity interest in the Company			25.00%
Subsidiary J | Facility Agreement with a third party bank | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in certain entities			99.90%
Subsidiary J | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	3,015					¥ 3,015
Subsidiary K | Short term working capital loan
Secured long-term loans and borrowings
Effective interest rate (as a percent)						5.66%
Subsidiary K | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan		5 years
Principal amount of credit facility		¥ 180,000
Outstanding loans (net of debt issuance costs)	169,984					¥ 169,984
Early repayment if cease to own and control percentage of the equity interest in certain entities		100.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount		¥ 50,000
Early repayment if STT GDC PTe. Ltd. ceases to own and control, directly or indirectly, the percentage of equity interest in the Company		25.00%
Early repayment if STT GDC PTe. Ltd. power to cast, or control the casting of voting in meeting, the percentage of equity interest in the Company		25.00%
Subsidiary K | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	27,003					27,003
Subsidiary K | Facility Agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	183,929					183,929
Subsidiary K | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	15,782					15,782
Subsidiary K | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	154,202					¥ 154,202
Effective interest rate (as a percent)						6.92%
Subsidiary L | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan		6 years
Principal amount of credit facility		¥ 428,000
Outstanding loans (net of debt issuance costs)	¥ 402,057					¥ 402,057
Subsidiary L | Long term loans
Secured long-term loans and borrowings
Effective interest rate (as a percent)						6.38%
Subsidiary M | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan	7 years
Principal amount of credit facility	¥ 1,010,000					¥ 1,010,000
Outstanding loans (net of debt issuance costs)	309,708					¥ 309,708
Effective interest rate (as a percent)						7.35%
Debt issuance costs	35,540					¥ 35,540
Subsidiary M | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	¥ 1,377					1,377
Subsidiary N | Loan facilities with third party banks
Secured long-term loans and borrowings
Term of loan		5 years
Principal amount of credit facility		¥ 200,000
Effective interest rate (as a percent)		9.70%
Subsidiary O | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan	10 years
Principal amount of credit facility	¥ 100,000					100,000
Outstanding loans (net of debt issuance costs)	¥ 52,472					¥ 52,472
Effective interest rate (as a percent)						6.69%